Cover	Aug. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2021
Entity File Number	000-54658
Entity Registrant Name	MAGELLAN GOLD CORPORATION
Entity Central Index Key	0001515317
Entity Tax Identification Number	27-3566922
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	602 Cedar St.
Entity Address, Address Line Two	Ste. 205
Entity Address, City or Town	Wallace
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83873
City Area Code	707
Local Phone Number	291-6198
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false